SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING

Business segments are defined as components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. Our operations are organized by management into operating segments by line of business. We have determined that we have three reportable segments as defined in generally accepted accounting principles for segment reporting: (1) powersports, (2) automotive and (3) vehicle logistics and transportation. Our powersports and automotive segments consist of the distribution of pre-owned vehicles. The powersports segment consists of the distribution principally of motorcycles, while the automotive segment distributes cars and trucks. Our vehicle logistics and transportation service segment provides nationwide automotive transportation services between dealerships and auctions. Our vehicle logistics and transportation service reportable segment has been determined to represent one operating segment and reporting unit. The accounting policies of the segments are the same and are described in Note 1.

The following table summarizes revenue, operating income (loss), Depreciation and Amortization and interest expense which are the measure by which management allocates resources to its segments to each of our reportable segments.

	Powersports	Automotive	Vehicle Logistics and Transportation	Eliminations (1)	Total
Year Ended December 31, 2019
Total assets	$55,992,165	$77,033,326	$7,921,578	$(27,553,978)	$113,393,091
Revenue	$101,008,976	$717,042,511	31,931,488	$(9,353,628)	$840,629,347
Operating income (loss)	$(34,402,724)	$(5,318,549)	$1,928,574	$—	$(37,792,699)
Depreciation and amortization	$1,543,023	$235,998	$7,405	$—	$1,786,426
Interest expense	$4,453,549	$2,732,869	$1,186	$—	$7,187,604
Loss on early extinguishment of debt	$(1,499,250)	$—	$—	$—	$(1,499,250)

Year Ended December 31, 2018
Total assets	$55,825,600	$73,642,034	$5,555,397	$(26,096,650)	$108,926,381
Revenue	$61,204,416	$91,369,996	$4,931,558	$(1,107,739)	$156,398,231
Operating income (loss)	$(22,546,622)	$(892,306)	$37,796	$—	$(23,401,132)
Depreciation and amortization	$958,282	$24,490	$1,234	$—	$984,006
Interest expense	$1,267,379	$513,306	$—	$—	$1,780,685

(1)	Intercompany investment balances related to the acquisitions of Wholesale, Inc. and Wholesale Express, and receivables and other balances related intercompany freight services of Wholesale Express are eliminated in the Consolidated Balance Sheets. Revenue and costs for these intercompany freight services have been eliminated in the Consolidated Statements of Operations.